Note 15 - Stock Options and Stock-based Employee Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
Note 9 –	Stock Options and Stock-Based Employee Compensation

We recognize in our condensed consolidated financial statements all stock-based awards to employees and non-employee directors based on their fair value on the date of grant, calculated using the Black-Scholes option-pricing model. Compensation expense related to stock-based awards is recognized ratably over the vesting period, which for employees is typically three
years. We recognize restricted stock unit awards to employees and non-employee directors based on their fair value on the date of grant.  Compensation expense related to restricted stock unit awards is recognized ratably over the vesting period, which typically has been between approximately six
to
18
months.

A summary of activity under our long-term incentive plan is presented below:

(in thousands, except for weighted-average data)		Weighted- Average Exercise	Weighted- Average Remaining Contractual
Stock Options	Shares	Price	Term (In Yrs)

Outstanding at January 1, 2020	1,772	$17.61
Forfeited or expired	(7)	65.17
Outstanding at March 31, 2020	1,765	$17.40	8.7

Vested and exercisable at March 31, 2020	599	$26.66	8.7

Vested and expected to vest at March 31, 2020	1,696	$17.37	8.8

There was
no
activity during the quarter with respect to restricted stock units.

The table below summarizes the total stock-based compensation expense included in the interim unaudited condensed consolidated statements of operations for the periods presented:

	Three Months Ended March 31,
(in thousands)	2020	2019

Research and development	$714	$489
General and administrative	975	1,041
Total	$1,689	$1,530

Note
15
- Stock Options and Stock-based Employee Compensation

Long-Term Incentive Plans

We have the
2011
Plan that provides for the grant of long-term equity and cash incentive compensation awards and replaced a
2007
Long-Term Incentive Plan.

There are
2.0
million shares of our common stock authorized under the
2011
Plan, of which
0.1
million shares remain available for issuance. Awards under the Plan may
include stock options, stock appreciation rights (SARs), restricted stock awards (RSAs), restricted stock units, other performance and stock-based awards, and dividend equivalents.

An administrative committee (the Committee - currently the Compensation Committee of the Board of Directors) or Committee delegates may
determine the types, the number of shares covered by, and the terms and conditions of, such awards. Eligible participants may
include any of our employees, directors, advisors or consultants.

Stock options and restricted stock units (RSUs) outstanding and available for future issuance are as follows:

	December 31,
(in thousands)	2019	2018

Stock Options and RSUs Outstanding
2011 Plan	1,804	1,519
Non-Plan	3	3
Total Outstanding	1,807	1,522

Available for Future Grants under 2011 Plan	149	484

No
SARs, RSAs, other performance and stock-based awards, or dividend equivalents have been granted under the
2011
Plan. Although individual grants
may
vary, option awards generally are exercisable upon vesting, vest in a series of three
successive, equal installments beginning with the
first
anniversary of the grant date, and have a
10
-year term. Non-Plan stock options outstanding are in connection with the hiring of our Chief Executive Officer, Mr. Fraser, on
February 1, 2016.
Mr. Fraser was awarded an inducement grant in accordance with Nasdaq Listing Rule
5635
(c)(
4
) and this inducement grant vested in a series of
three
successive, equal installments beginning with the
first
anniversary of the grant date, and has a
10
-year term.

A summary of activity under our long-term incentive plans is presented below:

(in thousands, except for weighted-average data) Stock Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In Yrs)

Outstanding at January 1, 2019	1,472	$20.19
Granted	382	9.99
Forfeited or expired	(82)	40.74
Outstanding at December 31, 2019	1,772	$17.61	9.0

Vested and exercisable at December 31, 2019	521	$29.34	8.9

Vested and expected to vest at December 31, 2019	1,692	$17.55	9.0

(in thousands, except for weighted-average data)
Restricted Stock Units	Shares	Weighted- Average Grant Date Fair Value

Unvested at January 1, 2019	50	$12.87
Awarded	83	11.85
Cancelled	(48)	12.99
Vested	(50)	12.87
Unvested at December 31, 2019	35	$11.85

Based upon application of the Black-Scholes option-pricing formula described below, the weighted-average grant-date fair value of options granted during the years ended
December 31, 2019
and
2018
was
$10.02
and
$10.17,
respectively. The weighted-average grant-date fair value of RSUs granted during the years ended
December 31, 2019
and
2018
was
$11.85
and
$12.66,
respectively. The total intrinsic value of options outstanding, vested, and exercisable as of
December 31, 2019
are each
$0.

Stock-Based Compensation

We recognized stock-based compensation expense in accordance with ASC Topic
718
of
$6.7
million and
$1.0
million, respectively, for each of the years ended
December 31, 2019
and
2018.

Stock-based compensation expense was classified as follows:

	Year Ended December 31,
(in thousands)	2019	2018

Research and development	$1,932	$232
Selling, general and administrative	4,789	723
Total	$6,721	$955

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing formula that uses assumptions noted in the following table. Expected volatilities are based upon the historical volatility of our common stock and other factors. We also use historical data and other factors to estimate option exercises, employee terminations and forfeiture rates. The risk-free interest rates are based upon the US Treasury yield curve in effect at the time of the grant.

	Year Ended December 31,
	2019	2018

Weighted average expected volatility	95%	93%
Weighted average expected term (years)	6.6	7.0
Weighted average risk-free interest rate	2.6%	2.7%
Expected dividends	-	-

The total fair value of the underlying shares of the options vested during
2019
and
2018
equals
$5.6
million and
$0.6
million, respectively. As of
December 31, 2019,
there was
$10.7
million of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the
2011
Plan. That cost is expected to be recognized over a weighted-average vesting period of
1.9
years.